Loans (Activity For The Accretable Yield And Carrying Amount Of Loans) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accretable Yield
Balance at the beginning of the period	$ 6,640	$ 10,334
Accretion	(1,061)	(2,665)
Certain Loans Acquired in Transfer Not Accounted for as Debt Securities, Accretable Yield, Reclassifications (to) from Nonaccretable Difference	(145)	1,103
Disposals	(425)	(2,132)
Balance at the end of the period	5,009	6,640
Carrying Amount of Loans
Balance at the beginning of the period	14,606	17,329
Accretion	1,061	2,665
Payments received, net	(4,376)	(3,369)
Disposals	(734)	(2,019)
Balance at the end of the period	10,557	14,606
Virginia Savings
Carrying Amount of Loans
Balance at the beginning of the period	1,707
Balance at the end of the period	1,700	1,707
Community
Carrying Amount of Loans
Balance at the beginning of the period	12,899
Balance at the end of the period	8,857	12,899
Virginia Savings Bank and Community Bank
Carrying Amount of Loans
Balance at the beginning of the period	14,606
Balance at the end of the period	$ 10,557	$ 14,606